Schedule of Outstanding Convertible Promissory Notes (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible notes payable – current portion	$ 3,936,000	$ 6,016,000	$ 2,165,500
Deferred debt discount – current portion	0	(39,492)	(140,633)
Total convertible notes payable-current portion, net	3,936,000	5,976,508	2,024,867
Convertible notes payable – related parties-current portion	25,000	3,175,000	25,000
Deferred debt discount - current portion			216,692
Total convertible notes payable – non-current portion, net			1,553,808
Total convertible notes payable, net	3,961,000	9,151,508	3,603,675
Convertible notes payable – non-current portion			1,770,500
Deferred debt discount – non-current portion			$ (216,692)